Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Balance Sheets
Third-party notes payable, net of debt discount	$ 79,087	$ 166,667	$ 7,556
Preferred stock, par value per share	$ 0.001	$ 0.001
Third-party notes payable, net of loan fees	$ 47,873	$ 0	$ 26,556
Prefered Stock, share authorized	50,000,000	5,000,000
Prefered stock, shares issued	28,500	0
Prefered stock, shares outstanding	28,500	0
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	750,000,000	325,000,000	325,000,000
Common Stock, shares issued	250,904,667	301,230,828	164,925,000
Common Stock, shares outstanding	250,904,667	301,230,828	164,925,000